Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 91,182
2021	75,342
2022	72,690
2023	72,576
2024	75,026
2025 and thereafter	587,588
Total future lease payments	974,404
Less: Imputed interest	317,922
Total lease liability balance	¥ 656,482